Note 18 - Quaint Oak Bancorp, Inc. (Parent Company Only) (Details) - Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and cash equivalents	$ 17,206	$ 13,937	$ 6,184
Premises and equipment, net	1,834	1,639
Other assets	969	839
Total Assets	184,168	155,643
Liabilities and Stockholders' Equity
Stockholders' equity	19,036	17,575	16,986
Total Liabilities and Stockholders' Equity	184,168	155,643
Parent Company [Member]
Assets
Cash and cash equivalents	76	259	$ 541
Investment in Quaint Oak Bank	17,612	16,205
Premises and equipment, net	1,311	1,074
Other assets	50	50
Total Assets	19,049	17,588
Liabilities and Stockholders' Equity
Other liabilities	13	13
Stockholders' equity	19,036	17,575
Total Liabilities and Stockholders' Equity	$ 19,049	$ 17,588